Stock Awards and Stock-Based Compensation (Details) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 13, 2020	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options Outstanding
Beginning balance (in shares)		387,770	387,109		387,109	395,002	395,002	346,806
Options granted (in shares)	281,648	2,675	2,647		5,322		7,443	52,347
Options exercised			(1,230)		(1,230)		(15,121)
Options canceled and forfeited		(937)	(756)		(1,693)		(215)	(4,151)
Ending balance		389,508	387,770		389,508		387,109	395,002	346,806
Options vested and exercisable (in shares)		389,508			389,508		387,109
Weighted Average Exercise Price
Beginning balance (in dollars per share)		$ 6.37	$ 6.40		$ 6.40	$ 6.40	$ 6.40	$ 6.30
Options granted		2.24	3.01		2.57		3.20	7.55
Options exercised			3.25		3.25		6.30
Options canceled and forfeited		6.40	7.94		7.09		4.40	3.85
Ending balance (in dollars per share)		6.34	$ 6.37		6.34		6.40	$ 6.40	$ 6.30
Options vested and exercisable		$ 6.34			$ 6.34		$ 6.40
Weighted average remaining contractual life (in years)
Outstanding		11 months 23 days	1 year 2 months 15 days		11 months 23 days		1 year 5 months 12 days	2 years 5 months 1 day	3 years 2 months 15 days
Options vested and exercisable		11 months 23 days			11 months 23 days		1 year 5 months 12 days
Aggregate Intrinsic Value
Outstanding							$ 0	$ 5,365,737
Options vested and exercisable							0
Aggregate intrinsic value of options exercised		$ 0		$ 19,000	$ 0	$ 19,000	$ 0	$ 0	$ 527,450
Weighted average grant-date fair value of options granted per share					$ 1.48	$ 11.95	$ 7.65	$ 9.55
Weighted average grant-date fair value of options granted amount		7,000		44,000	$ 7,000	$ 44,000	$ 57,000	$ 500,000
Grants | Management [Member]
Aggregate Intrinsic Value
Stock based awards granted		0		1,000	0	4,000	49,000	141,000
Grants | Various employees
Aggregate Intrinsic Value
Stock based awards granted		$ 21,000		73,000	$ 47,000	221,000	$ 307,000	369,000
Employee Stock Option [Member]
Options Outstanding
Beginning balance (in shares)			387,109		387,109
Ending balance		389,508			389,508		387,109
Aggregate Intrinsic Value
Stock not yet issued		58,135			58,135		57,197
Stock granted not yet vested					8,495		7,502
Unrecognized stock-based compensation related to common stock grants					$ 11,000		$ 23,000
Restricted stock units, outstanding		66,630			66,630		64,699
Employee Stock Option [Member] | Management [Member]
Aggregate Intrinsic Value
Stock based awards granted		$ 0		0	$ 0	0	$ 0	114,000
Employee Stock Option [Member] | Various employees
Aggregate Intrinsic Value
Stock based awards granted		$ 3,000		14,000	$ 7,000	43,000	$ 57,000	500,000
Restricted Stock Units (RSUs) [Member]
Aggregate Intrinsic Value
Stock not yet issued		147,518			147,518		44,234
Restricted stock units, outstanding		186,789			186,789		292,565
Restricted stock units ("RSUs") granted but not yet vested					39,271		248,331
Unrecognized stock compensation related to the RSUs					$ 97,000		$ 176,000
Restricted Stock Units (RSUs) [Member] | Management [Member]
Aggregate Intrinsic Value
Stock based awards granted		$ 6,000		37,000	9,000	54,000	190,000	297,000
Restricted Stock Units (RSUs) [Member] | Various employees
Aggregate Intrinsic Value
Stock based awards granted		$ 68,000		$ 335,000	$ 95,000	$ 424,000	$ 1,800,000	$ 1,470,000